   THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 6, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
               CONFIDENTIAL TREATMENT EXPIRED ON AUGUST, 14 2000.


                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [ x ]; Amendment Number: 1
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [ x ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Ruane, Cunniff & Co., Inc.
Address: 767 Fifth Avenue
         New York, New York 10153


Form 13F File Number: 28-154

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mr. Joseph Quinones, Jr.
Title:   Chief Financial Officer
Phone:   (212) 832-5280

Signature, Place, and Date of Signing:

         /s/ Joseph Quinones, Jr.    New York, NY      08/11/2000
         _______________________ _____________________ _________
              (Signature)           (City, State)        (Date)

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            None

Form 13F Information Table Entry Total:       11

Form 13F Information Table Value Total:       $578,876
                                              (thousands)

List of Other Included Managers:              NONE




































                                3



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CNB Bancshares Inc             COM              126126101    11418   200315 SH       SOLE                     1076            199239
Cedar Fair LP-Dep Rcpts Repstg COM              150185106     1582    63454 SH       SOLE                                      63454
Choice Hotels Int'l Inc- New   COM              169905106    19098   967000 SH       SOLE                    22200            944800
Dover Corp.                    COM              260003108    98046  2801309 SH       SOLE                  1026896           1774413
                                                             76265  2179000 SH       DEFINED               2179000
Expeditors Int'l of Wash. Inc. COM              302130109   282176 10355084 SH       SOLE                  2580146           7774938
Fair Isaac & Company Inc.      COM              303250104     4593   131000 SH       SOLE                                     131000
Interim Services               COM              45868P100    72363  3508510 SH       SOLE                   185250           3323260
Knight Transportation          COM              499064103     3615   169100 SH       SOLE                     9300            159800
Norrell Corp.                  COM              656301108     7976   424000 SH       SOLE                                     424000
Renaissance Holdings LTD       COM              G7496G103     1410    38100 SH       SOLE                      400             37700
Triad Guaranty Inc             COM              895925105      334    18600 SH       SOLE                                      18600